UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments

Foreign Corporate Bonds — 1.5%
Security		Principal Amount (000’s omitted)	Value

Brazil — 0.5%

Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$7,634,564

Total Brazil			$7,634,564

Mexico — 0.1%

Petroleos Mexicanos:

7.19%, 9/12/24(2)	MXN	10,630	$493,691

7.65%, 11/24/21	MXN	5,900	287,362

Total Mexico			$781,053

Peru — 0.7%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$6,390,178

Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	5,679,255

Total Peru			$12,069,433

Uzbekistan — 0.2%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	34,000,000	$3,185,693

Total Uzbekistan			$3,185,693

Total Foreign Corporate Bonds (identified cost $29,816,691)			$23,670,743

Loan Participation Notes — 2.5%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 2.5%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(3)(4)	UZS	159,708,000	$15,117,006

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(3)(4)	UZS	253,458,000	23,903,274

Total Uzbekistan			$39,020,280

Total Loan Participation Notes (identified cost $41,081,604)			$39,020,280

Sovereign Government Bonds — 75.8%
Security		Principal Amount (000’s omitted)	Value

Belarus — 0.3%

Republic of Belarus, 6.875%, 2/28/23(1)	USD	3,868	$3,916,969

Total Belarus			$3,916,969

Bosnia and Herzegovina — 0.1%

Republic of Srpska:

1.50%, 6/30/23	BAM	65	$38,447

1.50%, 10/30/23	BAM	265	157,383

1.50%, 12/15/23	BAM	14	8,531

1.50%, 5/31/25	BAM	2,225	1,304,620

1.50%, 6/9/25	BAM	213	125,863

1.50%, 12/24/25	BAM	290	171,258

1.50%, 9/25/26	BAM	181	107,002

1.50%, 9/26/27	BAM	66	38,492

Total Bosnia and Herzegovina			$1,951,596

Brazil — 0.2%

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$3,682,596

Total Brazil			$3,682,596

China — 6.6%

China Development Bank, 3.30%, 3/3/26	CNY	255,400	$40,281,385

China Government Bond, 2.68%, 5/21/30	CNY	411,320	62,354,577

Total China			$102,635,962

Colombia — 0.3%

Republic of Colombia, 2.625%, 3/15/23	USD	3,500	$3,554,040

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,025,907

Total Colombia			$4,579,947

Costa Rica — 0.0%(5)

Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	67,667	$105,414

Total Costa Rica			$105,414

Czech Republic — 0.3%

Czech Republic Government Bond, 0.95%, 5/15/30(1)	CZK	140,000	$5,475,484

Total Czech Republic			$5,475,484

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 0.4%

Dominican Republic:

5.875%, 4/18/24(1)	USD	3,300	$3,476,583

8.90%, 2/15/23(1)	DOP	145,250	2,740,906

Total Dominican Republic			$6,217,489

Egypt — 6.6%

Egypt Government Bond:

14.06%, 1/12/26	EGP	296,986	$18,834,202

14.483%, 4/6/26	EGP	278,511	17,922,774

14.556%, 10/13/27	EGP	784,619	50,603,062

14.575%, 10/12/28	EGP	143,989	9,169,535

14.664%, 10/6/30	EGP	104,868	6,659,772

Total Egypt			$103,189,345

Georgia — 0.0%(5)

Georgia Treasury Bond, 8.25%, 11/6/22	GEL	1,820	$573,334

Total Georgia			$573,334

Indonesia — 10.4%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	1,077,057,000	$77,923,658

7.375%, 5/15/48	IDR	72,833,000	5,312,812

7.50%, 8/15/32	IDR	70,753,000	5,363,594

7.50%, 5/15/38	IDR	517,200,000	38,240,127

7.50%, 4/15/40	IDR	163,015,000	12,104,590

8.25%, 6/15/32	IDR	11,609,000	927,594

8.25%, 5/15/36	IDR	242,576,000	19,287,938

8.375%, 4/15/39	IDR	43,001,000	3,427,484

9.50%, 5/15/41	IDR	5,702,000	503,466

Total Indonesia			$163,091,263

Iraq — 0.1%

Republic of Iraq, 6.752%, 3/9/23(1)	USD	1,710	$1,750,356

Total Iraq			$1,750,356

Jordan — 0.1%

Jordan Government International Bond, 4.95%, 7/7/25(1)	USD	1,620	$1,692,446

Total Jordan			$1,692,446

Macedonia — 0.3%

North Macedonia Government International Bond, 5.625%, 7/26/23(1)	EUR	3,277	$4,117,919

Total Macedonia			$4,117,919

Security		Principal Amount (000’s omitted)	Value

Malaysia — 7.8%

Malaysia Government Bond:

3.726%, 3/31/26	MYR	132,970	$32,919,078

3.733%, 6/15/28	MYR	81,500	20,013,709

3.757%, 5/22/40	MYR	50,500	11,488,299

3.828%, 7/5/34	MYR	28,100	6,578,338

3.955%, 9/15/25	MYR	142,685	35,661,559

4.254%, 5/31/35	MYR	58,885	14,505,361

Total Malaysia			$121,166,344

Mexico — 2.9%

Mexican Bonos:

7.75%, 11/13/42	MXN	230,000	$10,983,602

8.50%, 5/31/29	MXN	224,000	11,539,431

8.50%, 11/18/38	MXN	410,469	21,075,004

10.00%, 11/20/36	MXN	22,074	1,294,913

Total Mexico			$44,892,950

Mongolia — 0.1%

Mongolia Government International Bond, 5.625%, 5/1/23(1)	USD	1,623	$1,699,072

Total Mongolia			$1,699,072

Pakistan — 0.2%

Third Pakistan International Sukuk Co., Ltd. (The), 5.625%, 12/5/22(1)	USD	3,429	$3,517,787

Total Pakistan			$3,517,787

Paraguay — 0.2%

Republic of Paraguay, 4.625%, 1/25/23(1)	USD	2,330	$2,418,540

Total Paraguay			$2,418,540

Peru — 1.4%

Peru Government Bond:

5.94%, 2/12/29	PEN	4,380	$1,136,468

6.714%, 2/12/55	PEN	4,100	1,002,549

6.85%, 2/12/42	PEN	19,284	4,858,289

6.90%, 8/12/37	PEN	27,002	6,860,102

6.95%, 8/12/31	PEN	26,763	7,262,369

Total Peru			$21,119,777

Romania — 2.7%

Romanian Government Bond:

3.25%, 6/24/26	RON	57,650	$12,787,193

4.15%, 1/26/28	RON	48,045	10,931,695

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Romania (continued)

Romanian Government Bond: (continued)

4.85%, 4/22/26	RON	32,030	$7,602,033

5.80%, 7/26/27	RON	16,020	3,961,039

Romania Government International Bond:

2.75%, 2/26/26(1)	EUR	2,755	3,447,747

3.624%, 5/26/30(1)	EUR	2,755	3,518,045

Total Romania			$42,247,752

Russia — 1.9%

Russia Government Bond:

7.25%, 5/10/34	RUB	1,332,119	$17,717,807

7.70%, 3/23/33	RUB	778,365	10,714,589

7.75%, 9/16/26	RUB	31,480	437,095

8.50%, 9/17/31	RUB	8,092	117,830

Total Russia			$28,987,321

Serbia — 4.9%

Serbia Treasury Bond:

4.50%, 1/11/26	RSD	1,564,580	$16,218,876

4.50%, 8/20/32	RSD	4,498,620	46,010,732

5.875%, 2/8/28	RSD	1,351,980	15,076,679

Total Serbia			$77,306,287

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	884	$889,909

Total Seychelles			$889,909

South Africa — 10.5%

Republic of South Africa:

8.25%, 3/31/32	ZAR	95,739	$5,499,920

8.50%, 1/31/37	ZAR	417,200	22,769,170

8.75%, 1/31/44	ZAR	408,487	22,036,904

8.75%, 2/28/48	ZAR	231,000	12,416,967

9.00%, 1/31/40	ZAR	464,480	25,936,054

10.50%, 12/21/26	ZAR	1,043,230	74,887,165

Total South Africa			$163,546,180

South Korea — 1.0%

Korea Treasury Bond, 1.50%, 12/10/30	KRW	21,000,000	$16,281,491

Total South Korea			$16,281,491

Security		Principal Amount (000’s omitted)	Value

Thailand — 5.2%

Thailand Government Bond:

1.25%, 3/12/28(1)(6)	THB	1,116,237	$33,232,625

1.585%, 12/17/35	THB	780,081	21,104,651

3.30%, 6/17/38	THB	594,751	19,552,965

3.40%, 6/17/36	THB	205,000	6,799,060

Total Thailand			$80,689,301

Turkey — 1.2%

Republic of Turkey, 5.125%, 3/25/22	USD	540	$546,231

Turkey Government Bond:

7.10%, 3/8/23	TRY	70,204	6,429,647

8.00%, 3/12/25	TRY	76,500	5,951,945

10.70%, 8/17/22	TRY	9,380	935,165

12.40%, 3/8/28	TRY	23,227	1,840,959

16.20%, 6/14/23	TRY	36,761	3,766,339

Total Turkey			$19,470,286

Ukraine — 8.5%

Ukraine Government International Bond:

7.75%, 9/1/22(1)	USD	1,709	$1,775,010

9.79%, 5/26/27	UAH	626,007	20,993,568

9.99%, 5/22/24	UAH	589,859	21,045,304

10.00%, 8/23/23	UAH	38,483	1,411,872

11.67%, 11/22/23	UAH	57,092	2,143,944

12.52%, 5/13/26	UAH	166,150	6,233,751

15.84%, 2/26/25	UAH	1,924,537	79,343,845

Total Ukraine			$132,947,294

Uruguay — 0.7%

Uruguay Government International Bond, 8.25%, 5/21/31	UYU	513,981	$11,583,326

Total Uruguay			$11,583,326

Uzbekistan — 0.0%(5)

Republic of Uzbekistan, 14.50%, 11/25/23(1)	UZS	5,020,000	$481,437

Total Uzbekistan			$481,437

Zambia — 0.8%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	160,500	$6,783,147

11.00%, 9/20/26	ZMW	24,080	967,667

12.00%, 3/22/28	ZMW	44,140	1,667,493

12.00%, 5/31/28	ZMW	14,200	529,405

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Zambia (continued)

Zambia Government Bond: (continued)

13.00%, 6/28/31	ZMW	33,980	$1,155,288

15.00%, 2/16/27	ZMW	25,690	1,175,816

Total Zambia			$12,278,816

Total Sovereign Government Bonds (identified cost $1,231,598,167)			$1,184,503,990

Short-Term Investments — 16.0%

Affiliated Fund — 0.5%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(7)		7,541,545	$7,541,545

Total Affiliated Fund (identified cost $7,541,545)			$7,541,545

Sovereign Government Securities — 8.9%
Security		Principal Amount (000’s omitted)	Value

Brazil — 1.1%

Brazil Letras do Tesouro Nacional:

0.00%, 1/1/22	BRL	31,678	$5,532,624

0.00%, 4/1/22	BRL	32,195	5,482,819

0.00%, 7/1/22	BRL	32,793	5,416,818

Total Brazil			$16,432,261

Egypt — 3.5%

Egypt Treasury Bill:

0.00%, 11/30/21	EGP	173,550	$10,982,922

0.00%, 12/7/21	EGP	77,425	4,891,619

0.00%, 12/14/21	EGP	343,925	21,624,739

0.00%, 12/28/21	EGP	162,200	10,174,790

0.00%, 1/11/22	EGP	31,675	1,972,711

0.00%, 2/15/22	EGP	93,575	5,769,705

Total Egypt			$55,416,486

Uganda — 2.2%

Uganda Treasury Bill:

0.00%, 2/24/22	UGX	17,464,000	$4,796,846

0.00%, 3/10/22	UGX	14,032,600	3,837,674

0.00%, 3/24/22	UGX	2,825,100	769,074

Security		Principal Amount (000’s omitted)	Value

Uganda (continued)

Uganda Treasury Bill: (continued)

0.00%, 4/21/22	UGX	1,453,400	$393,659

0.00%, 5/5/22	UGX	16,233,200	4,381,056

0.00%, 5/19/22	UGX	26,483,100	7,098,438

0.00%, 6/3/22	UGX	14,151,700	3,789,557

0.00%, 6/16/22	UGX	18,037,600	4,812,470

0.00%, 7/7/22	UGX	15,156,200	4,018,291

Total Uganda			$33,897,065

Uruguay — 2.1%

Uruguay Monetary Regulation Bill:

0.00%, 12/3/21	UYU	536,802	$12,082,131

0.00%, 1/14/22	UYU	366,807	8,188,019

0.00%, 3/4/22	UYU	155,668	3,441,110

0.00%, 4/22/22	UYU	81,000	1,773,038

0.00%, 8/12/22	UYU	376,481	8,064,164

Total Uruguay			$33,548,462

Total Sovereign Government Securities (identified cost $141,168,921)			$139,294,274

U.S. Treasury Obligations — 6.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 11/4/21(8)		45,950	$45,949,886

0.00%, 12/2/21		10,000	9,999,505

0.00%, 12/9/21(8)		46,700	46,697,002

Total U.S. Treasury Obligations (identified cost $102,647,679)			$102,646,393

Total Short-Term Investments (identified cost $251,358,145)			$249,482,212

Total Purchased Swaptions — 0.0%(5) (identified cost $923,502)			$10,949

Total Investments — 95.8% (identified cost $1,554,778,109)			$1,496,688,174

Other Assets, Less Liabilities — 4.2%			$64,932,814

Net Assets — 100.0%			$1,561,620,988

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $130,381,550 or 8.3% of the Portfolio’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $6,172,946 or 0.4% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(4)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(5)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	69,450,000	12/15/21	$29

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	85,280,000	1/7/22	185

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	42,640,000	1/10/22	110

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	167,880,000	1/12/22	478

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	46,881,000	1/17/22	198

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	75,706,000	1/27/22	496

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	59,880,000	2/10/22	1,010

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	15,850,000	2/16/22	927

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	15,850,000	2/21/22	2,501

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	12,150,000	2/23/22	1,922

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	15,850,000	2/23/22	3,093

Total					$10,949

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

IDR	1,485,991,800,000	USD	103,906,791	11/2/21	$980,578

IDR	215,855,394,307	USD	15,078,334	11/2/21	157,621

IDR	127,370,600,000	USD	8,899,691	11/2/21	90,646

IDR	533,844,814,013	USD	37,634,460	11/2/21	46,487

IDR	400,710,579,490	USD	28,248,895	11/2/21	34,894

IDR	1,730,835,694,307	USD	122,139,277	11/2/21	30,174

IDR	533,844,814,013	USD	37,671,640	11/2/21	9,307

IDR	400,710,579,490	USD	28,276,803	11/2/21	6,986

IDR	75,382,100,000	USD	5,319,462	11/2/21	1,314

IDR	23,000,000,000	USD	1,623,033	11/2/21	401

USD	8,988,117	IDR	127,370,600,000	11/2/21	(2,220)

USD	15,232,192	IDR	215,855,394,307	11/2/21	(3,763)

USD	28,276,803	IDR	400,710,579,490	11/2/21	(6,986)

USD	37,671,640	IDR	533,844,814,013	11/2/21	(9,307)

USD	1,613,016	IDR	23,000,000,000	11/2/21	(10,418)

USD	104,861,464	IDR	1,485,991,800,000	11/2/21	(25,905)

USD	5,272,582	IDR	75,382,100,000	11/2/21	(48,195)

USD	122,018,731	IDR	1,730,835,694,307	11/2/21	(150,720)

USD	28,019,368	IDR	400,710,579,490	11/2/21	(264,421)

USD	37,328,673	IDR	533,844,814,013	11/2/21	(352,274)

BRL	4,200,000	USD	744,285	11/3/21	(105)

BRL	17,900,000	USD	3,172,072	11/3/21	(450)

BRL	35,700,000	USD	6,326,422	11/3/21	(897)

BRL	35,700,000	USD	6,326,422	11/3/21	(897)

BRL	35,800,000	USD	6,344,143	11/3/21	(899)

BRL	53,195,000	USD	9,426,723	11/3/21	(1,336)

BRL	57,206,684	USD	10,137,637	11/3/21	(1,437)

BRL	78,500,000	USD	13,911,040	11/3/21	(1,972)

BRL	94,786,485	USD	16,797,180	11/3/21	(2,381)

BRL	343,300,000	USD	60,836,435	11/3/21	(8,623)

BRL	53,195,000	USD	9,545,471	11/3/21	(120,084)

BRL	27,000,000	USD	4,929,337	11/3/21	(145,326)

BRL	48,600,000	USD	8,883,267	11/3/21	(272,048)

BRL	84,300,000	USD	15,455,922	11/3/21	(519,177)

BRL	105,529,012	USD	19,299,698	11/3/21	(601,478)

BRL	93,799,877	USD	17,231,696	11/3/21	(611,710)

BRL	112,600,000	USD	20,647,484	11/3/21	(696,387)

BRL	140,700,000	USD	25,871,770	11/3/21	(941,758)

BRL	90,564,280	USD	17,056,351	11/3/21	(1,009,667)

USD	61,607,207	BRL	343,300,000	11/3/21	779,396

USD	9,781,441	BRL	53,195,000	11/3/21	356,054

USD	14,086,276	BRL	78,500,000	11/3/21	177,208

USD	3,280,257	BRL	17,900,000	11/3/21	108,635

USD	16,883,248	BRL	94,786,485	11/3/21	88,449

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	6,411,693	BRL	35,700,000	11/3/21	$86,168

USD	6,403,902	BRL	35,700,000	11/3/21	78,377

USD	6,405,279	BRL	35,800,000	11/3/21	62,035

USD	10,168,861	BRL	57,206,684	11/3/21	32,661

USD	764,838	BRL	4,200,000	11/3/21	20,658

USD	24,933,546	BRL	140,700,000	11/3/21	3,534

USD	19,953,925	BRL	112,600,000	11/3/21	2,828

USD	18,700,870	BRL	105,529,012	11/3/21	2,651

USD	16,622,342	BRL	93,799,877	11/3/21	2,356

USD	16,048,960	BRL	90,564,280	11/3/21	2,275

USD	14,938,862	BRL	84,300,000	11/3/21	2,118

USD	9,426,723	BRL	53,195,000	11/3/21	1,336

USD	8,612,440	BRL	48,600,000	11/3/21	1,221

USD	4,784,689	BRL	27,000,000	11/3/21	678

PHP	110,974,000	USD	2,203,176	11/4/21	(2,216)

RUB	621,172,347	USD	8,373,209	11/8/21	376,965

RUB	560,058,921	USD	7,560,904	11/8/21	328,392

RUB	560,058,922	USD	7,563,034	11/8/21	326,262

USD	3,468,061	RUB	250,000,000	11/8/21	(53,576)

USD	6,158,918	RUB	457,692,000	11/8/21	(288,381)

RUB	1,436,270,000	USD	19,357,130	11/9/21	870,575

RUB	718,140,000	USD	9,684,898	11/9/21	429,025

RUB	538,606,677	USD	7,254,597	11/9/21	330,869

RUB	508,497,339	USD	6,849,262	11/9/21	312,159

IDR	172,213,362,769	USD	11,851,772	11/15/21	239,611

USD	11,828,653	IDR	172,213,362,769	11/15/21	(262,730)

USD	12,088,880	ZAR	177,090,004	11/16/21	514,392

USD	7,900,542	ZAR	121,348,369	11/26/21	(20,744)

USD	19,282,160	ZAR	296,164,336	11/26/21	(50,629)

MXN	1,426,743,577	USD	70,263,898	11/29/21	(1,244,365)

USD	23,596,438	MXN	479,137,475	11/29/21	417,890

USD	6,059,410	MXN	123,039,345	11/29/21	107,311

USD	446,026	ZAR	6,910,508	11/29/21	(4,903)

USD	3,227,160	ZAR	50,000,000	11/29/21	(35,472)

USD	4,558,849	ZAR	70,632,530	11/29/21	(50,110)

USD	5,382,746	ZAR	83,397,569	11/29/21	(59,166)

BRL	57,206,684	USD	10,111,710	12/2/21	(34,120)

BRL	35,800,000	USD	6,368,339	12/2/21	(61,774)

BRL	35,700,000	USD	6,367,057	12/2/21	(78,108)

BRL	35,700,000	USD	6,375,058	12/2/21	(86,109)

BRL	94,786,485	USD	16,788,156	12/2/21	(90,470)

BRL	78,500,000	USD	14,006,352	12/2/21	(177,710)

BRL	343,300,000	USD	61,257,628	12/2/21	(781,542)

USD	9,491,311	BRL	53,195,000	12/2/21	120,424

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	1,965,451	BRL	11,100,000	12/2/21	$10,063

RUB	254,504,526	USD	3,448,057	12/8/21	113,937

RUB	226,125,745	USD	3,064,948	12/8/21	99,862

RUB	180,900,597	USD	2,446,345	12/8/21	85,503

USD	4,517,708	ZAR	65,463,850	12/8/21	250,972

USD	4,437,928	ZAR	64,318,444	12/8/21	245,846

USD	2,544,478	ZAR	36,870,753	12/8/21	141,353

USD	2,513,290	ZAR	36,418,822	12/8/21	139,621

USD	2,499,544	ZAR	36,225,634	12/8/21	138,466

USD	2,468,906	ZAR	35,781,612	12/8/21	136,769

USD	2,300,433	ZAR	33,350,304	12/8/21	126,761

USD	1,295,657	ZAR	18,783,662	12/8/21	71,395

USD	1,279,776	ZAR	18,553,428	12/8/21	70,520

ZAR	46,150,000	USD	3,184,318	12/8/21	(176,400)

PEN	51,926,750	USD	12,628,408	12/9/21	366,967

PEN	12,650,000	USD	3,076,437	12/9/21	89,398

USD	16,057,593	PEN	66,027,218	12/9/21	(466,615)

CLP	9,751,726,492	USD	12,299,586	12/13/21	(367,431)

CLP	10,084,808,735	USD	12,776,578	12/13/21	(436,866)

CLP	10,860,563,253	USD	13,823,490	12/13/21	(534,570)

COP	77,690,801,002	USD	20,209,799	12/13/21	363,332

COP	86,877,830,876	USD	22,653,551	12/13/21	352,377

COP	69,502,264,701	USD	18,090,597	12/13/21	314,145

COP	60,814,481,613	USD	15,824,206	12/13/21	279,943

USD	2,076,202	CLP	1,640,000,000	12/13/21	69,507

USD	1,903,585	CLP	1,540,000,000	12/13/21	19,250

USD	2,729,525	COP	10,244,900,000	12/13/21	16,595

USD	3,185,982	COP	12,000,000,000	12/13/21	8,288

USD	1,942,064	COP	7,400,000,000	12/13/21	(17,514)

USD	1,813,002	COP	7,000,000,000	12/13/21	(40,653)

USD	2,060,589	COP	7,960,199,005	12/13/21	(47,334)

USD	2,081,329	COP	8,039,800,995	12/13/21	(47,673)

USD	3,505,073	COP	13,500,000,000	12/13/21	(69,832)

EUR	402,051	USD	465,267	12/15/21	(15)

EUR	12,854,541	USD	14,875,724	12/15/21	(476)

EUR	1,470,000	USD	1,740,090	12/15/21	(39,009)

EUR	3,248,650	USD	3,845,541	12/15/21	(86,209)

EUR	10,518,605	USD	12,451,240	12/15/21	(279,132)

EUR	267,752,818	USD	316,948,366	12/15/21	(7,105,343)

RUB	894,790,943	USD	12,118,791	12/15/21	385,857

RUB	559,293,959	USD	7,547,368	12/15/21	268,730

RUB	435,300,000	USD	5,867,676	12/15/21	215,615

RUB	435,315,173	USD	5,874,707	12/15/21	208,796

RUB	464,400,000	USD	6,281,388	12/15/21	208,573

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

RUB	435,300,000	USD	5,883,180	12/15/21	$200,111

RUB	260,794,277	USD	3,538,021	12/15/21	106,563

RUB	186,414,780	USD	2,525,703	12/15/21	79,433

RUB	161,600,000	USD	2,187,754	12/15/21	70,596

USD	107,680,365	EUR	90,966,618	12/15/21	2,413,976

USD	41,853,125	EUR	35,356,839	12/15/21	938,263

USD	17,756,024	EUR	15,000,000	12/15/21	398,054

USD	6,515,238	EUR	5,503,967	12/15/21	146,058

USD	6,226,995	EUR	5,260,464	12/15/21	139,597

USD	1,748,815	EUR	1,477,371	12/15/21	39,205

USD	1,359,333	EUR	1,148,342	12/15/21	30,473

USD	832,611	EUR	703,376	12/15/21	18,665

USD	24,706,967	EUR	21,350,000	12/15/21	790

USD	5,963,929	EUR	5,153,602	12/15/21	191

USD	23,348,559	RUB	1,659,200,000	12/15/21	161,342

USD	2,912,409	RUB	214,005,833	12/15/21	(78,310)

USD	7,251,602	RUB	534,041,000	12/15/21	(211,588)

USD	7,246,400	RUB	534,040,000	12/15/21	(216,776)

USD	32,242,888	ZAR	463,910,671	12/15/21	2,034,187

USD	4,945,869	ZAR	71,161,160	12/15/21	312,032

USD	3,961,635	ZAR	57,000,000	12/15/21	249,938

USD	2,751,484	ZAR	39,588,348	12/15/21	173,590

ZAR	52,300,000	USD	3,480,286	12/15/21	(74,641)

ZAR	54,506,231	USD	3,691,584	12/15/21	(142,274)

ZAR	76,593,401	USD	5,151,602	12/15/21	(164,032)

ZAR	76,600,599	USD	5,164,377	12/15/21	(176,338)

RUB	594,700,000	USD	8,037,397	12/16/21	271,730

RUB	552,183,759	USD	7,447,460	12/16/21	267,631

RUB	552,400,000	USD	7,481,478	12/16/21	236,635

RUB	509,600,000	USD	6,911,414	12/17/21	207,183

RUB	481,727,810	USD	6,533,887	12/17/21	195,364

USD	6,798,204	ZAR	103,738,553	12/22/21	49,169

RUB	604,530,000	USD	8,167,073	12/23/21	266,831

RUB	455,500,000	USD	6,122,855	12/23/21	231,905

RUB	455,400,000	USD	6,122,037	12/23/21	231,327

RUB	516,200,000	USD	6,985,659	12/23/21	215,938

USD	13,707,085	ZAR	205,554,182	12/23/21	335,859

USD	11,609,044	ZAR	174,091,548	12/23/21	284,452

ZAR	260,967,322	USD	17,402,230	12/23/21	(426,400)

USD	8,712,033	ZAR	133,436,110	1/3/22	44,481

USD	6,022,995	ZAR	92,250,000	1/3/22	30,752

USD	1,244,902	ZAR	19,067,288	1/3/22	6,356

USD	721,899	ZAR	11,056,814	1/3/22	3,686

USD	5,876,635	BRL	31,678,000	1/4/22	338,211

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	8,805,110	ZAR	134,009,372	1/6/22	$103,844

PEN	650,468	USD	156,777	1/12/22	5,761

PEN	400,000	USD	96,212	1/12/22	3,739

PEN	400,000	USD	96,411	1/12/22	3,541

RUB	842,905,340	USD	11,405,378	1/14/22	299,794

USD	183,270	RUB	13,544,402	1/14/22	(4,817)

IDR	84,000,000,000	USD	5,877,866	1/18/22	(20,943)

IDR	1,730,835,694,307	USD	121,139,116	1/18/22	(456,109)

USD	37,363,159	IDR	533,844,814,013	1/18/22	140,678

USD	28,045,253	IDR	400,710,579,490	1/18/22	105,595

USD	3,074,193	IDR	44,000,000,000	1/18/22	6,280

USD	10,707,712	IDR	151,942,434,000	1/21/22	117,027

USD	5,892,743	BRL	32,195,000	4/4/22	401,258

USD	5,907,584	BRL	32,793,000	7/5/22	472,603

					$3,849,790

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,913,286	UAH	51,410,000	Goldman Sachs International	11/1/21	$—	$(41,872)

USD	3,247,593	UAH	87,376,500	Bank of America, N.A.	11/2/21	—	(75,396)

EUR	4,939,499	PLN	22,300,000	Standard Chartered Bank	11/4/21	120,912	—

EUR	7,259,747	PLN	33,600,000	State Street Bank and Trust Company	11/4/21	—	(29,059)

PLN	20,578,107	EUR	4,508,935	Bank of America, N.A.	11/4/21	—	(54,743)

PLN	13,169,989	EUR	2,887,323	Standard Chartered Bank	11/4/21	—	(36,890)

PLN	17,164,446	EUR	3,762,389	Standard Chartered Bank	11/4/21	—	(47,318)

PLN	24,693,729	EUR	5,410,180	Standard Chartered Bank	11/4/21	—	(65,065)

PLN	24,693,729	EUR	5,414,805	Standard Chartered Bank	11/4/21	—	(70,412)

EUR	327,694	USD	377,922	Bank of America, N.A.	11/5/21	914	—

EUR	378,203	USD	438,604	Citibank, N.A.	11/5/21	—	(1,375)

EUR	886,578	USD	1,022,898	Standard Chartered Bank	11/5/21	2,046	—

EUR	636,845	USD	734,619	Standard Chartered Bank	11/5/21	1,617	—

EUR	369,422	USD	428,383	Standard Chartered Bank	11/5/21	—	(1,306)

EUR	5,705,252	USD	6,640,800	Standard Chartered Bank	11/5/21	—	(45,146)

EUR	8,900,000	USD	10,370,694	Standard Chartered Bank	11/5/21	—	(81,696)

MXN	70,388,000	USD	3,480,706	UBS AG	11/5/21	—	(62,855)

MYR	86,000,000	USD	20,275,846	Goldman Sachs International	11/5/21	477,050	—

USD	2,666,802	EUR	2,300,000	Bank of America, N.A.	11/5/21	7,848	—

USD	2,319,120	EUR	2,000,000	State Street Bank and Trust Company	11/5/21	6,986	—

USD	2,159,912	MXN	44,700,000	Citibank, N.A.	11/5/21	—	(10,599)

USD	6,903,940	MYR	29,000,000	Credit Agricole Corporate and Investment Bank	11/5/21	—	(94,129)

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	16,982,298	THB	563,065,076	Standard Chartered Bank	11/8/21	$14,483	$—

USD	7,709,628	UAH	205,596,500	BNP Paribas	11/8/21	—	(94,100)

CNH	844,098,000	USD	129,726,335	Bank of America, N.A.	11/10/21	1,932,590	—

EUR	9,724,534	RON	48,042,500	Standard Chartered Bank	11/10/21	25,317	—

EUR	9,722,763	RON	48,042,500	Standard Chartered Bank	11/10/21	23,269	—

THB	218,926,464	USD	6,584,307	Standard Chartered Bank	11/10/21	12,860	—

THB	80,000,000	USD	2,411,091	Standard Chartered Bank	11/10/21	—	(358)

USD	31,692,004	CNH	206,212,235	Bank of America, N.A.	11/10/21	—	(472,130)

USD	61,078,338	CNH	397,422,028	Bank of America, N.A.	11/10/21	—	(909,911)

USD	6,110,521	CNH	39,650,000	JPMorgan Chase Bank, N.A.	11/10/21	—	(73,922)

USD	2,946,712	CNH	19,000,000	UBS AG	11/10/21	—	(16,830)

USD	4,151,854	CNH	27,000,000	UBS AG	11/10/21	—	(59,495)

USD	8,587,399	THB	281,494,924	Standard Chartered Bank	11/10/21	104,783	—

USD	2,219,455	THB	75,106,964	Standard Chartered Bank	11/10/21	—	(43,831)

USD	3,473,543	THB	117,476,155	Standard Chartered Bank	11/10/21	—	(66,503)

USD	7,405,771	THB	250,354,085	Standard Chartered Bank	11/10/21	—	(138,441)

EUR	5,712,447	RON	28,214,000	Standard Chartered Bank	11/11/21	17,242	—

HUF	1,104,934,181	EUR	3,127,780	Citibank, N.A.	11/12/21	—	(67,908)

HUF	1,910,094,195	EUR	5,404,754	Citibank, N.A.	11/12/21	—	(114,822)

HUF	1,325,921,018	EUR	3,752,990	Goldman Sachs International	11/12/21	—	(81,091)

HUF	1,767,894,690	EUR	5,002,461	Goldman Sachs International	11/12/21	—	(106,356)

HUF	1,767,895	EUR	4,986	Standard Chartered Bank	11/12/21	—	(87)

HUF	1,546,907,854	EUR	4,363,749	Standard Chartered Bank	11/12/21	—	(77,563)

HUF	1,878,388,109	EUR	5,297,153	Standard Chartered Bank	11/12/21	—	(92,236)

HUF	1,812,092,058	EUR	5,114,425	Standard Chartered Bank	11/12/21	—	(93,872)

USD	6,369,369	UAH	169,680,000	BNP Paribas	11/12/21	—	(61,012)

USD	9,133,622	UAH	243,000,000	Citibank, N.A.	11/12/21	—	(75,375)

UZS	25,722,252,000	USD	2,322,132	ICBC Standard Bank plc	11/12/21	83,702	—

USD	11,585,242	ZAR	172,261,202	Bank of America, N.A.	11/16/21	326,361	—

USD	6,950,454	ZAR	103,356,722	Bank of America, N.A.	11/16/21	195,125	—

USD	7,555,693	ZAR	112,657,358	Bank of America, N.A.	11/16/21	192,481	—

ZAR	203,747,929	USD	13,702,848	Bank of America, N.A.	11/16/21	—	(386,015)

ZAR	46,000,000	USD	3,165,535	JPMorgan Chase Bank, N.A.	11/16/21	—	(159,005)

CZK	97,430,000	EUR	3,828,306	Standard Chartered Bank	11/18/21	—	(42,123)

CZK	203,860,000	EUR	8,011,223	Standard Chartered Bank	11/18/21	—	(89,266)

CZK	203,860,000	EUR	8,011,318	Standard Chartered Bank	11/18/21	—	(89,375)

CZK	203,850,000	EUR	8,011,004	Standard Chartered Bank	11/18/21	—	(89,462)

EUR	1,379,017	CZK	35,400,000	Standard Chartered Bank	11/18/21	1,485	—

THB	2,899,357,358	USD	87,396,550	Standard Chartered Bank	11/18/21	—	(33,605)

THB	941,096,129	USD	28,426,123	Standard Chartered Bank	11/18/21	—	(69,174)

USD	17,113,913	THB	567,758,599	Standard Chartered Bank	11/18/21	6,307	—

USD	14,883,114	THB	493,751,241	Standard Chartered Bank	11/18/21	5,485	—

MXN	962,494,270	USD	47,413,277	Citibank, N.A.	11/22/21	—	(800,735)

USD	14,857,322	ZAR	224,438,208	Standard Chartered Bank	11/23/21	201,092	—

USD	6,087,538	ZAR	91,959,792	Standard Chartered Bank	11/23/21	82,394	—

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,455,678	ZAR	67,331,463	Standard Chartered Bank	11/23/21	$58,809	$—

USD	1,825,639	ZAR	27,587,937	Standard Chartered Bank	11/23/21	24,096	—

ZAR	678,803,585	USD	44,935,322	Standard Chartered Bank	11/23/21	—	(608,194)

HUF	803,161,325	EUR	2,278,598	Citibank, N.A.	11/24/21	—	(57,441)

HUF	803,161,325	EUR	2,280,111	Citibank, N.A.	11/24/21	—	(59,191)

HUF	935,510,148	EUR	2,656,705	Citibank, N.A.	11/24/21	—	(69,946)

HUF	803,161,325	EUR	2,279,491	Goldman Sachs International	11/24/21	—	(58,474)

HUF	937,021,546	EUR	2,655,720	Goldman Sachs International	11/24/21	—	(63,956)

ZAR	226,500,000	USD	14,909,465	Standard Chartered Bank	11/26/21	—	(124,171)

HUF	763,900,000	EUR	2,083,963	Citibank, N.A.	11/29/21	40,769	—

HUF	806,200,000	EUR	2,206,232	Citibank, N.A.	11/29/21	35,079	—

HUF	5,940,790,000	EUR	16,260,043	Standard Chartered Bank	11/29/21	255,498	—

HUF	1,628,408,234	EUR	4,461,343	Standard Chartered Bank	11/29/21	64,989	—

MYR	75,793,000	USD	17,915,849	Goldman Sachs International	11/29/21	339,109	—

USD	3,242,728	MYR	13,600,000	Goldman Sachs International	11/29/21	—	(32,871)

USD	10,548,764	MYR	44,626,547	Goldman Sachs International	11/29/21	—	(199,666)

HUF	615,152,262	EUR	1,753,426	Citibank, N.A.	11/30/21	—	(54,352)

HUF	615,152,261	EUR	1,754,122	Goldman Sachs International	11/30/21	—	(55,158)

HUF	550,975,477	EUR	1,571,254	Standard Chartered Bank	11/30/21	—	(49,558)

MYR	13,640,000	USD	3,246,460	Goldman Sachs International	12/6/21	37,913	—

MYR	193,941,230	USD	46,475,253	Goldman Sachs International	12/7/21	222,410	—

USD	8,584,908	MYR	35,824,820	Goldman Sachs International	12/7/21	—	(41,084)

USD	11,599,280	MYR	48,769,173	Goldman Sachs International	12/7/21	—	(143,485)

EUR	620,018	PLN	2,800,000	Citibank, N.A.	12/8/21	16,031	—

EUR	10,094,760	PLN	46,500,000	Citibank, N.A.	12/10/21	33,944	—

EUR	1,084,978	PLN	5,000,000	Standard Chartered Bank	12/10/21	3,094	—

PLN	14,883,622	EUR	3,245,363	Bank of America, N.A.	12/10/21	—	(27,356)

PLN	14,584,450	EUR	3,223,440	Citibank, N.A.	12/10/21	—	(76,917)

PLN	18,959,786	EUR	4,191,115	Citibank, N.A.	12/10/21	—	(100,735)

PLN	20,418,231	EUR	4,514,412	Citibank, N.A.	12/10/21	—	(109,530)

PLN	25,277,128	EUR	5,568,243	Citibank, N.A.	12/10/21	—	(111,926)

PLN	29,168,902	EUR	6,441,277	Citibank, N.A.	12/10/21	—	(147,350)

PLN	29,168,901	EUR	6,447,595	Citibank, N.A.	12/10/21	—	(154,661)

PLN	29,168,902	EUR	6,444,457	UBS AG	12/10/21	—	(151,030)

CZK	110,807,395	EUR	4,344,410	Bank of America, N.A.	12/13/21	—	(44,674)

CZK	221,614,789	EUR	8,687,114	Bank of America, N.A.	12/13/21	—	(87,373)

CZK	221,614,790	EUR	8,689,158	Bank of America, N.A.	12/13/21	—	(89,738)

CZK	147,743,193	EUR	5,791,184	Standard Chartered Bank	12/13/21	—	(57,989)

CZK	278,457,743	EUR	10,913,492	Standard Chartered Bank	12/13/21	—	(107,680)

EUR	938,831	CZK	23,931,624	Citibank, N.A.	12/13/21	10,281	—

EUR	2,591,044	CZK	66,000,000	HSBC Bank USA, N.A.	12/13/21	30,533	—

EUR	4,208,925	CZK	107,377,003	Standard Chartered Bank	12/13/21	42,145	—

EUR	1,536,899	PLN	7,100,000	UBS AG	12/13/21	344	—

MYR	23,800,000	USD	5,671,393	Goldman Sachs International	12/13/21	58,197	—

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MYR	5,400,000	USD	1,298,701	State Street Bank and Trust Company	12/13/21	$1,290	$—

PLN	26,721,049	EUR	5,867,970	Citibank, N.A.	12/13/21	—	(98,267)

PLN	54,904,110	EUR	12,056,810	Citibank, N.A.	12/13/21	—	(201,693)

PLN	57,259,392	EUR	12,577,043	Citibank, N.A.	12/13/21	—	(213,838)

PLN	45,800,000	EUR	10,053,549	HSBC Bank USA, N.A.	12/13/21	—	(163,596)

PLN	53,400,000	EUR	11,723,000	HSBC Bank USA, N.A.	12/13/21	—	(192,104)

CZK	244,321,849	EUR	9,621,577	BNP Paribas	12/20/21	—	(151,215)

CZK	244,300,000	EUR	9,623,236	BNP Paribas	12/20/21	—	(154,118)

CZK	289,787,563	EUR	11,396,284	UBS AG	12/20/21	—	(161,107)

EUR	3,620,021	PLN	16,600,000	Societe Generale	12/20/21	33,411	—

PLN	64,700,000	EUR	14,113,199	Citibank, N.A.	12/20/21	—	(134,666)

PLN	64,773,435	EUR	14,129,242	Citibank, N.A.	12/20/21	—	(134,847)

PLN	108,679,318	EUR	23,689,282	UBS AG	12/20/21	—	(206,234)

USD	3,265,694	TRY	30,000,000	HSBC Bank USA, N.A.	12/21/21	219,122	—

USD	12,160,908	TRY	109,400,000	Standard Chartered Bank	12/21/21	1,051,075	—

USD	12,082,698	TRY	108,852,111	Standard Chartered Bank	12/21/21	1,028,505	—

EUR	7,620,016	RON	38,000,000	HSBC Bank USA, N.A.	1/10/22	—	(8,205)

THB	629,903,871	USD	18,990,892	Standard Chartered Bank	1/10/22	—	(15,022)

USD	16,592,942	THB	563,040,000	Standard Chartered Bank	1/10/22	—	(368,653)

GEL	2,748,750	USD	838,852	ICBC Standard Bank plc	1/11/22	17,091	—

UYU	20,639,278	USD	455,071	HSBC Bank USA, N.A.	1/11/22	6,679	—

CNH	125,200,617	USD	19,298,151	Citibank, N.A.	1/20/22	117,666	—

USD	20,727,494	CNH	133,107,508	Citibank, N.A.	1/20/22	85,494	—

USD	2,695,520	CNH	17,487,722	Citibank, N.A.	1/20/22	—	(16,435)

USD	12,453,760	CNH	79,992,492	JPMorgan Chase Bank, N.A.	1/20/22	48,712	—

MXN	66,000,000	USD	3,204,066	Citibank, N.A.	1/21/22	—	(37,987)

MXN	443,100,000	USD	21,617,535	Citibank, N.A.	1/21/22	—	(361,631)

USD	4,616,465	MXN	94,624,830	Citibank, N.A.	1/21/22	77,227	—

USD	2,437,302	MXN	49,957,994	Citibank, N.A.	1/21/22	40,773	—

EUR	1,378,970	HUF	505,000,000	Bank of America, N.A.	1/25/22	—	(19,227)

HUF	2,278,294,671	EUR	6,233,081	Citibank, N.A.	1/25/22	72,961	—

HUF	2,930,800,095	EUR	8,052,204	Citibank, N.A.	1/25/22	54,512	—

HUF	854,000,000	EUR	2,349,006	Citibank, N.A.	1/25/22	12,767	—

HUF	4,556,400,000	EUR	12,520,334	UBS AG	1/25/22	82,559	—

KES	45,675,000	USD	386,749	Standard Chartered Bank	2/8/22	15,560	—

KES	50,060,000	USD	428,963	ICBC Standard Bank plc	2/23/22	10,547	—

KES	25,050,000	USD	214,469	ICBC Standard Bank plc	2/23/22	5,461	—

KES	45,360,000	USD	386,701	Standard Chartered Bank	3/2/22	10,946	—

KES	45,300,000	USD	387,014	Standard Chartered Bank	3/4/22	9,936	—

KES	45,810,000	USD	392,444	Standard Chartered Bank	3/8/22	8,631	—

KES	22,400,000	USD	191,617	Standard Chartered Bank	4/1/22	3,495	—

UZS	25,023,292,000	USD	2,190,222	ICBC Standard Bank plc	5/6/22	38,796	—

KES	127,500,000	USD	1,126,524	Standard Chartered Bank	5/11/22	—	(25,291)

KES	139,764,000	USD	1,228,695	ICBC Standard Bank plc	5/18/22	—	(23,261)

KES	249,600,000	USD	2,187,555	Standard Chartered Bank	5/20/22	—	(35,690)

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KES	253,848,000	USD	2,217,982	Standard Chartered Bank	6/6/22	$—	$(37,064)

KES	125,680,000	USD	1,099,563	Goldman Sachs International	6/8/22	—	(20,231)

KES	253,630,000	USD	2,218,015	Standard Chartered Bank	6/8/22	—	(39,856)

KES	140,000,000	USD	1,217,391	Bank of America, N.A.	6/10/22	—	(15,569)

UZS	133,770,000,000	USD	9,994,023	JPMorgan Chase Bank, N.A.	6/20/22	1,764,167	—

						$9,932,973	$(10,842,777)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/11/21	COP	43,166,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$11,462,862	$(219,560)

11/12/21	COP	28,233,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,497,500	(142,850)

11/24/21	COP	41,494,040	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	11,018,842	(240,905)

11/25/21	COP	68,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	18,296,561	(275,546)

11/25/21	COP	25,537,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,781,624	(20,046)

11/25/21	COP	18,500,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	4,912,720	(74,880)

11/25/21	COP	24,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	6,373,258	(72,789)

11/25/21	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	17,792,011	(254,942)

11/25/21	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	19,518,102	(126,692)

11/29/21	COP	41,360,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	10,983,407	(6,206)

12/1/21	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,779,943	33,995

12/2/21	COP	28,680,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	7,616,043	—

12/2/21	COP	27,573,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	7,322,289	—

12/16/21	COP	45,075,730	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,969,969	(226,771)

						$(1,627,192)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

Euro-Bobl	(23)	Short	12/8/21	$(3,556,411)	$54,771

Euro-Bund	(15)	Short	12/8/21	(2,915,200)	76,817

U.S. 5-Year Treasury Note	(13)	Short	12/31/21	(1,582,750)	22,649

U.S. 10-Year Treasury Note	(150)	Short	12/21/21	(19,605,469)	388,309

					$542,546

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	548,199	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.06% (pays upon termination)	1/3/22	$(1,041,187)	$ —	$(1,041,187)

BRL	360,049	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(666,835)	—	(666,835)

BRL	360,971	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.40% (pays upon termination)	1/3/22	556,608	—	556,608

BRL	64,031	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	75,282	—	75,282

BRL	507,598	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	570,924	—	570,924

BRL	63,539	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.12% (pays upon termination)	1/2/23	(812,100)	—	(812,100)

BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	(1,071,713)	—	(1,071,713)

BRL	175,133	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.71% (pays upon termination)	1/2/23	2,039,006	—	2,039,006

BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	(569,038)	—	(569,038)

BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	(150,686)	—	(150,686)

BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	(87,319)	—	(87,319)

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	$62,034	$—	$62,034

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	423,563	—	423,563

BRL	31,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.41% (pays upon termination)	1/2/25	(903,649)	—	(903,649)

BRL	69,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.76% (pays upon termination)	1/2/25	(1,995,272)	—	(1,995,272)

BRL	67,422	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.09% (pays upon termination)	1/2/25	(1,809,269)	—	(1,809,269)

BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	(1,459,995)	—	(1,459,995)

BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	1,861,150	—	1,861,150

BRL	50,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.47% (pays upon termination)	1/2/25	(1,264,159)	—	(1,264,159)

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	28,936	—	28,936

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	1,031,249	—	1,031,249

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	142,464	—	142,464

BRL	27,600	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.59% (pays upon termination)	1/4/27	737,802	—	737,802

CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	31,014	—	31,014

CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	11,442	—	11,442

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(169,875)	—	(169,875)

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(55,835)	—	(55,835)

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	$(417,771)	$—	$(417,771)

CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(635,611)	—	(635,611)

CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(910,095)	—	(910,095)

CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(436,667)	—	(436,667)

CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(405,186)	—	(405,186)

CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(67,747)	—	(67,747)

CLP	4,898,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(567,072)	—	(567,072)

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	(87,006)	—	(87,006)

CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(435,771)	—	(435,771)

CLP	1,759,504	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(211,132)	—	(211,132)

CLP	4,871,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.22% (pays semi-annually)	7/12/31	(573,616)	—	(573,616)

CNY	116,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.62% (pays quarterly)	8/4/25	52,469	—	52,469

CNY	90,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	9/3/25	119,490	—	119,490

CNY	80,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.79% (pays quarterly)	12/21/25	100,193	—	100,193

CNY	85,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.74% (pays quarterly)	5/7/26	83,658	—	83,658

CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.75% (pays quarterly)	6/4/26	47,112	—	47,112

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.86% (pays quarterly)	6/18/26	$64,104	$—	$64,104

COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	125,771	—	125,771

COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	117,708	—	117,708

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	221,770	—	221,770

COP	11,354,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	202,601	—	202,601

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	213,087	—	213,087

COP	15,464,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	267,596	—	267,596

COP	12,992,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	217,474	—	217,474

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	196,959	—	196,959

COP	10,648,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	168,382	—	168,382

COP	12,063,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	187,035	—	187,035

COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	96,349	—	96,349

COP	20,568,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	266,243	—	266,243

COP	12,079,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	154,371	—	154,371

COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	65,038	—	65,038

COP	25,137,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	260,506	—	260,506

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	$(50,539)	$—	$(50,539)

COP	25,708,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	429,587	—	429,587

COP	41,744,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	696,653	—	696,653

COP	23,038,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	359,270	—	359,270

COP	24,662,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	366,928	—	366,928

COP	53,708,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.15% (pays quarterly)	4/19/26	1,057,147	—	1,057,147

COP	33,420,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.14% (pays quarterly)	8/12/26	339,704	—	339,704

COP	7,441,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	151,311	—	151,311

COP	8,319,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	168,551	—	168,551

COP	5,315,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	107,301	—	107,301

CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(409,626)	—	(409,626)

CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	575,626	—	575,626

CZK	125,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	2/23/26	(352,505)	—	(352,505)

CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(795,322)	—	(795,322)

CZK	147,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.73% (pays annually)	5/6/26	(357,737)	—	(357,737)

CZK	354,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.26% (pays annually)	9/9/26	557,234	—	557,234

CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	(1,693,021)	—	(1,693,021)

CZK	243,250	Pays	6-month CZK PRIBOR (pays semi-annually)	2.47% (pays annually)	10/5/31	(229,524)	—	(229,524)

CZK	116,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.51% (pays annually)	10/6/31	(90,800)	—	(90,800)

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CZK	391,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.75% (pays annually)	10/20/31	$(35,413)	$—	$(35,413)

EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(137,298)	(10,922)	(148,220)

HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(109,215)	—	(109,215)

HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(882,721)	—	(882,721)

HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	1,348,054	—	1,348,054

HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(522,414)	—	(522,414)

HUF	3,165,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.10% (pays annually)	12/4/25	(893,401)	—	(893,401)

HUF	2,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.06% (pays annually)	12/22/25	(586,440)	—	(586,440)

HUF	2,406,200	Receives	6-month HUF BUBOR (pays semi-annually)	2.90% (pays annually)	9/20/26	235,156	—	235,156

HUF	2,403,800	Receives	6-month HUF BUBOR (pays semi-annually)	2.95% (pays annually)	9/20/26	217,571	—	217,571

KRW	93,003,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(465,872)	—	(465,872)

KRW	63,950,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(319,859)	—	(319,859)

KRW	40,588,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(199,206)	—	(199,206)

MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	(16,976)	—	(16,976)

MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	(7,705)	—	(7,705)

MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	(9,975)	—	(9,975)

MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	(28,875)	—	(28,875)

MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	(7,595)	—	(7,595)

MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	(10,977)	—	(10,977)

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	$131,113	$(1,836)	$129,277

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	621,577	(5,790)	615,787

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	169,165	—	169,165

MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	351,668	—	351,668

MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	92,302	—	92,302

MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(11,576)	—	(11,576)

MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	78,583	(3,208)	75,375

MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	50,448	—	50,448

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(104,411)	—	(104,411)

MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(45,466)	—	(45,466)

MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	128,499	—	128,499

MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.63% (pays monthly)	1/9/25	(1,344,081)	—	(1,344,081)

MXN	338,050	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.61% (pays monthly)	1/10/25	(1,350,493)	—	(1,350,493)

MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(1,577,685)	—	(1,577,685)

MXN	200,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.77% (pays monthly)	2/14/25	(775,557)	—	(775,557)

MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	8,933	—	8,933

39	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	205,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.44% (pays monthly)	3/14/25	$(610,091)	$—	$(610,091)

MXN	332,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.13% (pays monthly)	6/6/25	(1,216,453)	—	(1,216,453)

MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,092,494)	—	(1,092,494)

MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(305,232)	—	(305,232)

MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(445,174)	—	(445,174)

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(334,052)	—	(334,052)

MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(316,084)	—	(316,084)

MXN	262,700	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.72% (pays monthly)	9/14/26	428,248	—	428,248

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	132,258	(4,275)	127,983

MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	(202,384)	—	(202,384)

MXN	15,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.91% (pays monthly)	5/1/30	(81,198)	—	(81,198)

MXN	124,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.37% (pays monthly)	12/6/30	(916,433)	—	(916,433)

MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	33,239	(269,553)	(236,314)

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	251,780	—	251,780

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	84,100	—	84,100

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	38,842	—	38,842

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	24,361	—	24,361

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	21,084	—	21,084

40	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	$17,818	$—	$17,818

PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	(20,642)	—	(20,642)

PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(119,081)	—	(119,081)

PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	(106,541)	—	(106,541)

PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(66,017)	—	(66,017)

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(10,262)	—	(10,262)

PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(34,202)	—	(34,202)

PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	242,652	—	242,652

PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(202,436)	—	(202,436)

PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(186,668)	—	(186,668)

PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(788,451)	—	(788,451)

PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	494,902	—	494,902

PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	536,535	—	536,535

PLN	16,600	Pays	6-month PLN WIBOR (pays semi-annually)	2.57% (pays annually)	11/2/26	(22,997)	—	(22,997)

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	600,148	—	600,148

PLN	78,000	Receives	6-month PLN WIBOR (pays semi-annually)	0.93% (pays annually)	5/8/30	2,630,679	—	2,630,679

PLN	40,200	Receives	6-month PLN WIBOR (pays semi-annually)	2.02% (pays annually)	5/26/31	551,970	—	551,970

PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(546,464)	—	(546,464)

THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	54,103	—	54,103

THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	45,557	—	45,557

THB	291,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(129,953)	—	(129,953)

THB	449,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	5/5/26	(148,481)	219	(148,262)

THB	550,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	6/8/26	(167,712)	—	(167,712)

41	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	370,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	6/21/26	$(145,197)	$—	$(145,197)

THB	259,801	Receives	6-month THB Fixing Rate (pays semi-annually)	0.97% (pays semi-annually)	9/21/26	136,970	—	136,970

THB	343,199	Receives	6-month THB Fixing Rate (pays semi-annually)	1.01% (pays semi-annually)	9/21/26	159,794	—	159,794

THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	221,795	—	221,795

THB	398,453	Receives	6-month THB Fixing Rate (pays semi-annually)	1.19% (pays semi-annually)	2/23/28	221,795	—	221,795

THB	224,967	Receives	6-month THB Fixing Rate (pays semi-annually)	1.32% (pays semi-annually)	2/25/28	73,346	—	73,346

THB	199,227	Receives	6-month THB Fixing Rate (pays semi-annually)	1.34% (pays semi-annually)	2/25/28	57,435	—	57,435

THB	292,200	Pays	6-month THB Fixing Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(34,139)	—	(34,139)

USD	21,400	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	1/6/31	1,074,875	—	1,074,875

ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	62,564	—	62,564

ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	294,662	—	294,662

ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(437,871)	—	(437,871)

ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(98,924)	—	(98,924)

ZAR	43,340	Pays	3-month ZAR JIBAR (pays quarterly)	5.40% (pays quarterly)	6/11/25	(84,058)	—	(84,058)

ZAR	50,000	Pays	3-month ZAR JIBAR (pays quarterly)	4.97% (pays quarterly)	8/24/25	(159,058)	90	(158,968)

ZAR	192,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.56% (pays quarterly)	2/19/26	(468,981)	589	(468,392)

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	394,980	—	394,980

ZAR	207,000	Pays	3-month ZAR JIBAR (pays quarterly)	5.96% (pays quarterly)	5/20/26	(346,193)	847	(345,346)

ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	66,286	(722)	65,564

ZAR	183,386	Receives	3-month ZAR JIBAR (pays quarterly)	6.38% (pays quarterly)	12/15/26	308,626	—	308,626

Total						$(11,767,639)	$(294,561)	$(12,062,200)

42	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,734,485

Bank of America, N.A.	MYR	36,600	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(211,740)

Bank of America, N.A.	RUB	606,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.20% (pays annually)	8/6/25	(1,066,875)

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	267,651

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	150,429

BNP Paribas	MYR	33,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(187,244)

BNP Paribas	MYR	33,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(187,808)

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	37,686

Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	177,062

Citibank, N.A.	MYR	64,400	Receives	3-month MYR KLIBOR (pays quarterly)	2.93% (pays quarterly)	10/12/26	91,128

Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(311,865)

Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	105,455

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	102,682

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	190,726

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	209,343

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	68,566

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	9,499

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	156,622

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	256,089

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	331,716

Goldman Sachs International	MYR	26,400	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(147,452)

43	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	MYR	8,000	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(47,068)

Goldman Sachs International	RUB	252,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.27% (pays annually)	6/17/25	(370,940)

Goldman Sachs International	RUB	430,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.14% (pays annually)	7/24/25	(656,095)

Goldman Sachs International	RUB	320,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.50% (pays annually)	8/25/25	(516,073)

Goldman Sachs International	RUB	1,700,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.64% (pays annually)	12/21/25	(1,758,960)

Goldman Sachs International	RUB	400,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.53% (pays annually)	3/12/26	(307,150)

Goldman Sachs International	RUB	1,174,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.17% (pays annually)	5/5/26	(783,183)

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	77,428

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	39,312

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	39,346

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	84,776

JPMorgan Chase Bank, N.A.	RUB	802,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	5.55% (pays annually)	12/3/25	(875,007)

JPMorgan Chase Bank, N.A.	RUB	775,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.27% (pays annually)	2/24/26	(723,431)

JPMorgan Chase Bank, N.A.	RUB	1,000,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.27% (pays annually)	6/4/26	(610,094)

JPMorgan Chase Bank, N.A.	RUB	492,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.73% (pays annually)	12/15/26	50,008

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	255,010

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	553,934

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	33,481

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	42,962

44	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Standard Chartered Bank	MYR	59,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	$(324,192)

Standard Chartered Bank	MYR	26,300	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(156,172)

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	550,721

							$(3,625,232)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Turkey	$1,874	1.00% (pays quarterly)(1)	6/20/22	2.84%	$(20,016)	$27,174	$7,158

Total	$1,874				$(20,016)	$27,174	$7,158

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	$94	1.00% (pays quarterly)(1)	6/20/24	$249	$(1,451)	$(1,202)

Total				$249	$(1,451)	$(1,202)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	5.80%	$(46,783)	$18,201	$(28,582)

Total		$1,600				$(46,783)	$18,201	$(28,582)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,474,000.

45	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	1-day Indice Camara Promedio Rate on CLP 731,637,500 (pays semi-annually)*	(0.07)% on CLP equivalent of CLF 25,000 (pays semi-annually)*	2/25/31	$136,782

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245**	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000**	7/28/23	(4,031,997)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853**	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000**	7/29/23	(10,430,775)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 766,128,035 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 26,270 (pays semi-annually)*	2/11/31	155,209

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 373,122,363 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 12,775 (pays semi-annually)*	2/17/31	79,683

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,463,251,912 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 50,074 (pays semi-annually)*	2/19/31	285,428

JPMorgan Chase Bank, N.A.	18.56% on TRY 125,287,000 (pays annually) plus USD 17,791,394**	3-month USD-LIBOR on USD 17,791,394 (pays quarterly) plus TRY 125,287,000**	8/7/22	(4,440,538)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,174,069 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/11/31	89,112

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	178,729

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 892,318,975 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 30,597 (pays semi-annually)*	2/11/31	179,751

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 670,247,514 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 22,948 (pays semi-annually)*	2/16/31	142,395

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 446,841,412 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 15,299 (pays semi-annually)*	2/16/31	96,466

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,575,388 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/18/31	90,454

46	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Portfolio of Investments — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 450,687,667 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 15,423 (pays semi-annually)*	2/19/31	$88,042

				$(17,381,259)

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

**

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

KES	–	Kenyan Shilling

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

47	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value (identified cost, $1,547,236,564)	$1,489,146,629

Affiliated investment, at value (identified cost, $7,541,545)	7,541,545

Deposits for derivatives collateral —

Centrally cleared derivatives	47,073,586

OTC derivatives	1,220,000

Foreign currency, at value (identified cost, $24,891,781)	24,882,712

Interest receivable	27,039,446

Dividends receivable from affiliated investment	2,169

Receivable for variation margin on open financial futures contracts	35,758

Receivable for open forward foreign currency exchange contracts	9,932,973

Receivable for open swap contracts	7,138,168

Receivable for open non-deliverable bond forward contracts	33,995

Total assets	$1,614,046,981

Liabilities

Cash collateral due to brokers	$1,220,000

Payable for investments purchased	2,188,151

Payable for variation margin on open centrally cleared derivatives	3,856,705

Payable for open forward foreign currency exchange contracts	10,842,777

Payable for open swap contracts	28,173,241

Upfront receipts on open non-centrally cleared swap contracts	18,201

Payable for open non-deliverable bond forward contracts	1,661,187

Payable for closed non-deliverable bond forward contracts	587,473

Due to custodian	5,097

Payable to affiliates:

Investment adviser fee	876,290

Trustees’ fees	7,228

Interest payable on securities sold short	15,542

Accrued foreign capital gains taxes	1,580,335

Accrued expenses	1,393,766

Total liabilities	$52,425,993

Net Assets applicable to investors’ interest in Portfolio	$1,561,620,988

48	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Statement of Operations

Investment Income	Year Ended October 31, 2021

Interest (net of foreign taxes, $4,680,369)	$94,964,006

Dividends from affiliated investment	153,102

Total investment income	$95,117,108

Expenses

Investment adviser fee	$10,631,041

Trustees’ fees and expenses	82,630

Custodian fee	1,382,078

Legal and accounting services	146,638

Interest expense on securities sold short	91,284

Miscellaneous	76,547

Total expenses	$12,410,218

Net investment income	$82,706,890

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $506,930)	$(5,202,708)

Investment transactions — affiliated investment	(2,366)

Securities sold short	111,208

Financial futures contracts	478,439

Swap contracts	25,209,252

Foreign currency transactions	(664,361)

Forward foreign currency exchange contracts	12,277,025

Non-deliverable bond forward contracts	(17,513,892)

Net realized gain	$14,692,597

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $36,601)	$(33,474,327)

Financial futures contracts	428,841

Swap contracts	(75,852,835)

Foreign currency	253,237

Forward foreign currency exchange contracts	7,113,033

Non-deliverable bond forward contracts	(772,571)

Net change in unrealized appreciation (depreciation)	$(102,304,622)

Net realized and unrealized loss	$(87,612,025)

Net decrease in net assets from operations	$(4,905,135)

49	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$82,706,890	$73,431,867

Net realized gain (loss)	14,692,597	(44,007,893)

Net change in unrealized appreciation (depreciation)	(102,304,622)	(50,203,391)

Net decrease in net assets from operations	$(4,905,135)	$(20,779,417)

Capital transactions —

Contributions	$713,025,206	$394,900,465

Withdrawals	(400,434,173)	(358,676,352)

Net increase in net assets from capital transactions	$312,591,033	$36,224,113

Net increase in net assets	$307,685,898	$15,444,696

Net Assets

At beginning of year	$1,253,935,090	$1,238,490,394

At end of year	$1,561,620,988	$1,253,935,090

50	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021	2020	2019	2018		2017

Ratios (as a percentage of average daily net assets):

Expenses	0.75%	0.79%	0.78%	0.87	%(1)	0.81	%(1)

Net investment income	4.98%	5.79%	7.01%	7.22%		5.90%

Portfolio Turnover	56%	56%	46%	52%		40%

Total Return	1.48%	0.08%	23.15%	(9.33)%		8.23%

Net assets, end of year (000’s omitted)	$1,561,621	$1,253,935	$1,238,490	$783,270		$617,181

(1)

Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.02% of average daily net assets for each of the years ended October 31, 2018 and 2017.

51	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

October 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 90.9%, 8.3%, 0.4% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

52

Emerging Markets Local Income Portfolio

October 31, 2021

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation

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in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

M  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

N  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

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bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

O  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

P  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021) the investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.650%

$1 billion but less than $2 billion	0.625%

$2 billion but less than $5 billion	0.600%

$5 billion and over	0.575%

For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $10,631,041 or 0.64% of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $1,098,795,624 and $616,499,609, respectively, for the year ended October 31, 2021.

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,513,458,750

Gross unrealized appreciation	$23,802,089

Gross unrealized depreciation	(38,523,927)

Net unrealized depreciation	$(14,721,838)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2021 is included in the Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $40,695,406. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $44,516,064 at October 31, 2021.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2021.

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Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2021 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	—	$10,949	$10,949

Not applicable	249 *	$24,730,056 *	28,845,721 *	53,576,026

Receivable for open forward foreign currency exchange contracts	—	9,932,973	—	9,932,973

Receivable/payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	7,138,168	7,138,168

Receivable for open non-deliverable bond forward contracts	—	—	33,995	33,995

Total Asset Derivatives	$249	$34,663,029	$36,028,833	$70,692,111

Derivatives not subject to master netting or similar agreements	$249	$24,730,056	$28,845,721	$53,576,026

Total Asset Derivatives subject to master netting or similar agreements	$—	$9,932,973	$7,183,112	$17,116,085

Not applicable	$(20,016)*	$(20,880,266)*	$(40,070,814)*	$(60,971,096)

Payable for open forward foreign currency exchange contracts	—	(10,842,777)	—	(10,842,777)

Payable/receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(46,783)	—	(28,144,659)	(28,191,442)

Payable for open non-deliverable bond forward contracts	—	—	(1,661,187)	(1,661,187)

Total Liability Derivatives	$(66,799)	$(31,723,043)	$(69,876,660)	$(101,666,502)

Derivatives not subject to master netting or similar agreements	$(20,016)	$(20,880,266)	$(40,070,814)	$(60,971,096)

Total Liability Derivatives subject to master netting or similar agreements	$(46,783)	$(10,842,777)	$(29,805,846)	$(40,695,406)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$4,815,196	$(4,739,478)	$—	$—	$75,718	$—

Citibank, N.A.	1,716,934	(1,716,934)	—	—	—	—

Credit Suisse International	166,121	—	—	(166,121)	—	240,000

Deutsche Bank AG	587,805	(46,783)	(541,022)	—	—	—

Goldman Sachs International	1,691,926	(1,691,926)	—	—	—	—

HSBC Bank USA, N.A.	256,334	(256,334)	—	—	—	—

ICBC Standard Bank plc	155,597	(23,261)	—	—	132,336	—

JPMorgan Chase Bank, N.A.	2,104,454	(2,104,454)	—	—	—	—

Nomura International PLC	808,944	—	(808,944)	—	—	10,000

Societe Generale	33,411	—	—	—	33,411	—

Standard Chartered Bank	3,823,235	(3,223,261)	—	—	599,974	—

State Street Bank and Trust Company	8,276	(8,276)	—	—	—	—

The Bank of Nova Scotia	864,949	—	—	(864,949)	—	970,000

UBS AG	82,903	(82,903)	—	—	—	—

	$17,116,085	$(13,893,610)	$(1,349,966)	$(1,031,070)	$841,439	$1,220,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(4,739,478)	$4,739,478	$—	$—	$—	$—

BNP Paribas	(835,497)	—	835,497	—	—	—

Citibank, N.A.	(3,524,092)	1,716,934	1,807,158	—	—	—

Credit Agricole Corporate and Investment Bank	(94,129)	—	—	—	(94,129)	—

Deutsche Bank AG	(46,783)	46,783	—	—	—	—

Goldman Sachs International	(20,276,393)	1,691,926	18,584,467	—	—	—

HSBC Bank USA, N.A.	(363,905)	256,334	107,571	—	—	—

ICBC Standard Bank plc	(23,261)	23,261	—	—	—	—

JPMorgan Chase Bank, N.A.	(6,881,997)	2,104,454	4,593,705	—	(183,838)	—

Standard Chartered Bank	(3,223,261)	3,223,261	—	—	—	—

State Street Bank and Trust Company	(29,059)	8,276	—	—	(20,783)	—

UBS AG	(657,551)	82,903	574,648	—	—	—

	$(40,695,406)	$13,893,610	$26,503,046	$—	$(298,750)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,220,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2021 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$(421,214)	$—	$(421,214)

Financial futures contracts	—	—	478,439	478,439

Swap contracts	488,372	—	24,720,880	25,209,252

Forward foreign currency exchange contracts	—	12,277,025	—	12,277,025

Non-deliverable bond forward contracts	—	—	(17,513,892)	(17,513,892)

Total	$488,372	$11,855,811	$7,685,427	$20,029,610

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$(912,553)	$(912,553)

Financial futures contracts	—	—	428,841	428,841

Swap contracts	(34,392)	—	(75,818,443)	(75,852,835)

Forward foreign currency exchange contracts	—	7,113,033	—	7,113,033

Non-deliverable bond forward contracts	—	—	(772,571)	(772,571)

Total	$(34,392)	$7,113,033	$(77,074,726)	$(69,996,085)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$24,549,000	$3,302,315,000	$163,352,000	$31,550,000	$2,321,553,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts outstanding during year ended October 31, 2021, which is indicative of the volume of this derivative type, was approximately $25,912,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2021.

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7  Investments in Affiliated Funds

At October 31, 2021, the value of the Portfolio’s investment in affiliated funds was $7,541,545, which represents 0.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$160,245,815	$1,391,386,097	$(1,544,088,001)	$(2,366)	$—	$7,541,545	$153,102	7,541,545

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Corporate Bonds	$—	$23,670,743	$—	$23,670,743

Loan Participation Notes	—	—	39,020,280	39,020,280

Sovereign Government Bonds	—	1,184,503,990	—	1,184,503,990

Short-Term Investments —

Affiliated Fund	—	7,541,545	—	7,541,545

Sovereign Government Securities	—	139,294,274	—	139,294,274

U.S. Treasury Obligations	—	102,646,393	—	102,646,393

Purchased Interest Rate Swaptions	—	10,949	—	10,949

Total Investments	$—	$1,457,667,894	$39,020,280	$1,496,688,174

Forward Foreign Currency Exchange Contracts	$—	$34,663,029	$—	$34,663,029

Non-deliverable Bond Forward Contracts	—	33,995	—	33,995

Futures Contracts	542,546	—	—	542,546

Swap Contracts	—	35,441,592	—	35,441,592

Total	$542,546	$1,527,806,510	$39,020,280	$1,567,369,336

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(31,723,043)	$—	$(31,723,043)

Non-deliverable Bond Forward Contracts	—	(1,661,187)	—	(1,661,187)

Swap Contracts	—	(68,282,272)	—	(68,282,272)

Total	$—	$(101,666,502)	$—	$(101,666,502)

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Emerging Markets Local Income Portfolio

October 31, 2021

Notes to Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Loan Participation Notes	Total

Balance as of October 31, 2020	$34,155,753	$34,155,753

Realized gains (losses)	—	—

Change in net unrealized appreciation (depreciation)	(2,333,150)	(2,333,150)

Cost of purchases	7,454,458	7,454,458

Proceeds from sales, including return of capital	—	—

Accrued discount (premium)	(256,781)	(256,781)

Transfers to Level 3	—	—

Transfers from Level 3	—	—

Balance as of October 31, 2021	$39,020,280	$39,020,280

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2021	$(2,333,150)	$(2,333,150)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2021:

Type of Investment	Fair Value as of October 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Loan Participation Notes	$39,020,280	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.93%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

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Emerging Markets Local Income Portfolio

October 31, 2021

Notes to Financial Statements — continued

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

62

Emerging Markets Local Income Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Eaton Vance

Emerging Markets Local Income Fund

October 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Eaton Vance

Emerging Markets Local Income Fund

October 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and Portfolio, and his former position with EVC, which was an affiliate of the Trust and Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc.
(e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

65

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm)
(2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm)
(2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance)
(2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution)
(2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

66

Eaton Vance

Emerging Markets Local Income Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

68

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$89,219	$89,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$20,519	$17,019
All Other Fees(3)	$0	$0

Total	$109,738	$106,419

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$20,519	$17,019
Eaton Vance(1)	$51,800	$51,800

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 23, 2021